Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents
As of June 30, 2026 and December 31, 2025, cash and cash equivalents were as follows:

	June 30,		December 31,
	2026		2025
Cash on hand and in banks (1)	Ps.	56,447,683	Ps.	66,454,221
Highly liquid investments (2)	82,230,639		96,197,068
Total of cash and cash equivalents	Ps.	138,678,322	Ps.	162,651,289
(1)Cash on hand and in banks is primarily composed of cash in banks.
(2)Mainly composed of short-term Mexican Government investments.